UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07326

                                         Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                   Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli ABC Fund First Quarter Report — March 31, 2016

“Give a man a fish and you feed him for a day. Teach him how to arbitrage and you feed him forever.” – Warren Buffett

To Our Shareholders,

For the quarter ended March 31, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli ABC Fund increased 0.8% compared with an increase of 3.4% for the Standard & Poor’s (“S&P”) Long-Only Merger Arbitrage Index. The performance of the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the quarter was 0.07%. See page 2 for additional performance information.

Enclosed is the schedule of investments as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a) (Unaudited)								Since
								Inception
	Quarter	1 Year	5 Year	10 Year		15 Year		(5/14/93)
AAA Shares (GABCX)	0.79%	2.22%	2.81%	3.78%		3.91%		5.89%
Advisor Shares (GADVX)	0.70	1.90	2.54	3.54		3.75		5.79
S&P Long-Only Merger Arbitrage Index	3.44	5.83	3.37	N/A(	b)	N/A(	b)	N/A(	b)
Lipper U.S. Treasury Money Market Fund Average	0.01	0.01	0.01	0.89		1.12		2.30	(c)
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.07	0.12	0.08	1.15		1.42		2.75
S&P 500 Index	1.35	1.78	11.58	7.01		5.99		9.11	(c)

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA and the Advisor Class Shares, are 0.59% and 0.84%, respectively. The Fund does not have a sales charge.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund between April 1, 2002 through April 30, 2007. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P Long-Only Merger Arbitrage Index is comprised of a maximum of 40 large and liquid stocks that are active targets in pending merger deals. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested except for the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	S&P Long-Only Merger Arbitrage Index inception date is January 17, 2008.
(c)	Lipper U.S. Treasury Money Market Fund Average and the S&P 500 Index since inception performance are as of April 30, 1993.

The Gabelli ABC Fund

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 42.6%
	Aerospace — 0.2%
44,000	B/E Aerospace Inc.	$2,029,280
35,000	KLX Inc.†	1,124,900

		3,154,180

	Automotive: Parts and Accessories — 0.0%
47,000	Federal-Mogul Holdings Corp.†	464,360

	Broadcasting — 0.1%
8,000	Cogeco Inc.	350,491
52,650	Crown Media Holdings Inc., Cl. A†	267,462
15,000	MSG Networks Inc., Cl. A†	259,350

		877,303

	Building and Construction — 1.7%
150,000	Italcementi SpA	1,758,059
600,000	Lennar Corp., Cl. B	23,226,000
40,000	Norbord Inc.	795,842

		25,779,901

	Business Services — 2.6%
70,000	Blackhawk Network Holdings Inc.†	2,401,000
36,000	Diebold Inc.	1,040,760
52,628	exactEarth Ltd.†	112,246
47,721	Global Sources Ltd.†	386,540
20,000	GrainCorp Ltd., Cl. A	115,595
4,000	KBC Advanced Technologies plc	12,021
22,500	Penna Consulting plc	117,467
60,000	R. R. Donnelley & Sons Co.	984,000
1,000	The Brink’s Co.	33,590
45,000	The Interpublic Group of Companies Inc.	1,032,750
1,550,000	TNT Express NV†	13,908,922
900,000	USG People NV	17,799,069

		37,943,960

	Cable and Satellite — 1.8%
1,000	AMC Networks Inc., Cl. A†	64,940
290,000	Cablevision Systems Corp., Cl. A	9,570,000
50,660	Liberty Global plc, Cl. A†	1,950,410
104,000	Liberty Global plc, Cl. C†	3,906,240
500	Liberty Global plc LiLAC, Cl. A†	17,530
2,500	Liberty Global plc LiLAC, Cl. C†	94,700
40,000	Sky plc	588,286
50,000	Time Warner Cable Inc.	10,231,000

		26,423,106

	Computer Hardware — 0.0%
61,850	Hutchinson Technology Inc.†	226,371
4,000	SanDisk Corp.	304,320

		530,691

	Computer Software and Services — 0.1%
165,000	Covisint Corp.†	330,000
30,000	EMC Corp.	799,500

Shares		Market Value

5,000	Engineering SpA	$372,663
52,000	iGO Inc.†	150,280
5,000	InterXion Holding NV†	172,900
500	Qihoo 360 Technology Co Ltd., ADR†	37,775
2,000	Yahoo! Inc.†	73,620

		1,936,738

	Consumer Products — 2.2%
60,000	Avon Products Inc.	288,600
20,000	Bang & Olufsen A/S†	216,844
11,000	Edgewell Personal Care Co.	885,830
250,000	Jarden Corp.†	14,737,500
600,000	Tumi Holdings Inc.†	16,092,000

		32,220,774

	Consumer Services — 0.8%
40,000	Apollo Education Group Inc.†	328,600
300,000	Corinthian Colleges Inc.†	285
2,000	Kuoni Reisen Holding AG	750,351
1,000	Liberty Interactive Corp. QVC Group, Cl. A†	25,250
250,000	The ADT Corp.	10,315,000

		11,419,486

	Diversified Industrial — 0.3%
160,000	Blount International Inc.†	1,596,800
5,000	Fortune Brands Home & Security Inc.	280,200
30,000	Katy Industries Inc.†	52,500
40,000	Myers Industries Inc.	514,400
45,000	Tyco International plc	1,651,950
18,000	Wartsila OYJ Abp	814,579

		4,910,429

	Electronics — 1.9%
70,000	Alliance Semiconductor Corp.†	49,000
290,600	Axis Communications AB	12,066,795
5,000	Checkpoint Systems Inc.†	50,600
11,000	MoSys Inc.†	7,150
641,077	Newport Corp.†	14,744,771
41,592	Rofin-Sinar Technologies Inc.†	1,340,094

		28,258,410

	Energy and Utilities — 12.6%
9,000	AGL Resources Inc.	586,260
1,080,000	Alvopetro Energy Ltd., New York†	249,471
31,000	Anadarko Petroleum Corp.	1,443,670
15,500	Apache Corp.	756,555
43,000	Avangrid Inc.	1,724,730
4,000	Baker Hughes Inc.	175,320
1,092,000	Cameron International Corp.†	73,218,600
439,000	Cleco Corp.	24,237,190
1,100,000	Columbia Pipeline Group Inc.	27,610,000
20,000	Endesa SA	383,928
59,000	EXCO Resources Inc.†	58,357
460,000	Gulf Coast Ultra Deep Royalty Trust†	39,100

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
4,500	Hess Corp.	$236,925
2,000	ITC Holdings Corp.	87,140
75,000	National Fuel Gas Co.	3,753,750
69,000	Noble Energy Inc.	2,167,290
77,035	Piedmont Natural Gas Co. Inc.	4,609,004
854,701	PowerSecure International Inc.†	15,974,362
750,000	Questar Corp.	18,600,000
140,000	Severn Trent plc	4,369,345
13,000	Steel Excel Inc.†	126,230
100,000	TECO Energy Inc.	2,753,000
62,390	The Empire District Electric Co.	2,061,990
80,000	Weatherford International plc†	622,400
70,000	WesternZagros Resources Ltd.†	3,773

		185,848,390

	Entertainment — 0.7%
20,000	Carmike Cinemas Inc.†	600,800
8,000	Discovery Communications Inc., Cl. A†	229,040
8,000	Discovery Communications Inc., Cl. C†	216,000
280,000	Media General Inc.†	4,566,800
1,500	Scripps Networks Interactive Inc., Cl. A	98,250
2,000	The Madison Square Garden Co, Cl. A†	332,720
52,000	Time Warner Inc.	3,772,600
5,000	Youku Tudou Inc., ADR†	137,450

		9,953,660

	Equipment and Supplies — 0.1%
1,500	SL Industries Inc.†	51,000
50,000	Xylem Inc.	2,045,000

		2,096,000

	Financial Services — 1.0%
1,266,000	Allenex AB†	389,862
78,000	AllianceBernstein Holding LP	1,827,540
2,500	Aspen Insurance Holdings Ltd.	119,250
160,000	Astoria Financial Corp.	2,534,400
20,000	H&R Block Inc.	528,400
50,087	Hilltop Holdings Inc.†	945,643
40,000	Kinnevik Investment AB, Cl. A	1,181,535
60,000	KKR & Co. LP	881,400
1,400	MasterCard Inc., Cl. A	132,300
168,637	National Interstate Corp.	5,045,619
200	National Penn Bancshares Inc.	2,128
55,000	Navient Corp.	658,350
10,000	Oritani Financial Corp.	169,700
7,312	Sterling Bancorp	116,480
1,000	The Phoenix Companies Inc.†	36,840
5,000	The PNC Financial Services Group Inc.	422,850
255,000	Wright Investors’ Service Holdings Inc.†	341,700

		15,333,997

Shares		Market Value

	Food and Beverage — 2.0%
3,380,000	Parmalat SpA	$9,353,740
5,000	Pernod Ricard SA	557,572
3,750,000	Premier Foods plc†	3,069,974
24,000	Remy Cointreau SA	1,822,100
31,000	SABMiller plc	1,894,924
10,850	Snyder’s-Lance Inc.	341,558
442,715	The Fresh Market Inc.†	12,630,659
10,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.†	69,526

		29,740,053

	Health Care — 2.7%
18,000	AbbVie Inc.	1,028,160
940,100	Affymetrix Inc.†	13,161,400
225,000	Alere Inc.†	11,387,250
8,000	Allergan plc†	2,144,240
420,465	ArthroCare Corp. Stub†	147,163
104,000	AstraZeneca plc, ADR	2,928,640
67,000	Baxalta Inc.	2,706,800
800	Bio-Rad Laboratories Inc., Cl. A†	109,376
38,000	Celesio AG	1,091,817
11,000	Cigna Corp.	1,509,640
3,500	Humana Inc.	640,325
2,000	ICU Medical Inc.†	208,200
400	Illumina Inc.†	64,844
16,000	Laboratory Corp. of America Holdings†	1,874,080
500	Mead Johnson Nutrition Co.	42,485
5,000	Mylan NV†	231,750
433,000	Myrexis Inc.†	32,475
2,000	Perrigo Co. plc	255,860

		39,564,505

	Hotels and Gaming — 0.6%
16,000	Belmond Ltd., Cl. A†	151,840
500	Churchill Downs Inc.	73,940
20,000	Eldorado Resorts Inc.†	228,800
220,000	International Game Technology plc	4,015,000
25,000	Ryman Hospitality Properties Inc.	1,287,000
28,000	Starwood Hotels & Resorts Worldwide Inc.	2,336,040

		8,092,620

	Machinery — 0.2%
53,000	Astec Industries Inc.	2,473,510
5,000	Bolzoni SpA	24,169
60,000	CNH Industrial NV	405,600

		2,903,279

	Metals and Mining — 0.6%
45,000	Alamos Gold Inc., Cl. A	238,050
350,000	Alcoa Inc.	3,353,000
21,746	AuRico Metals Inc.†	12,558
190,000	Freeport-McMoRan Inc.	1,964,600
42,000	Newmont Mining Corp.	1,116,360

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
12,000	Pan American Silver Corp.	$130,464
10,000	Vulcan Materials Co.	1,055,700
110,000	Whiting Petroleum Corp.†	877,800

		8,748,532

	Publishing — 0.9%
934,585	Journal Media Group Inc.	11,177,637
10,000	Meredith Corp.	475,000
95,900	The E.W. Scripps Co., Cl. A	1,495,081

		13,147,718

	Real Estate Investment Trusts — 0.1%
500	American Tower Corp.	51,185
1,000	Conwert Immobilien Invest SE†	16,033
64,000	Rouse Properties Inc.	1,176,320

		1,243,538

	Retail — 2.1%
6,000	Aaron’s Inc.	150,600
50,000	CST Brands Inc.	1,914,500
22,000	Macy’s Inc.	969,980
9,000	Office Depot Inc.†	63,900
1,500,000	Rite Aid Corp.†	12,225,000
900,000	RONA Inc.	16,402,695

		31,726,675

	Semiconductors — 1.3%
180,000	Atmel Corp.†	1,461,600
814,400	Fairchild Semiconductor International Inc.†	16,288,000
24,000	KLA-Tencor Corp.	1,747,440
2,000	Mattson Technology Inc.†	7,300

		19,504,340

	Specialty Chemicals — 4.9%
230,000	Airgas Inc.	32,577,200
150,000	Axiall Corp.	3,276,000
10,000	Chemtura Corp.†	264,000
28,000	International Flavors & Fragrances Inc.	3,185,560
400	Monsanto Co.	35,096
25,000	SGL Carbon SE†	256,967
1,500	Syngenta AG, ADR	124,230
300,000	The Valspar Corp.	32,106,000

		71,825,053

	Telecommunications — 0.8%
300,000	Asia Satellite Telecommunications Holdings Ltd.	411,481
1,000	Axia NetMedia Corp.	3,226
11,000	Harris Corp.	856,460
130,000	Koninklijke KPN NV	544,816
22,000	Level 3 Communications Inc.†	1,162,700
100,000	Pharol SGPS SA†	15,248

Shares		Market Value

640,000	Sprint Corp.†	$2,227,200
120,000	Telenet Group Holding NV†	6,074,351

		11,295,482

	Transportation — 0.0%
2,500	XPO Logistics Europe SA	575,636

	Wireless Communications — 0.3%
20,000	Blackberry Ltd.†	161,800
14,000	Metricom Inc.	1
70,000	Millicom International Cellular SA, SDR	3,825,825
7,500	T-Mobile US Inc.†	287,250
9,500	United States Cellular Corp.†	434,055

		4,708,931

	TOTAL COMMON STOCKS	630,227,747

	PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
4,000	Cincinnati Bell Inc., 6.750%, Ser. B	194,000

	RIGHTS — 0.3%
	Health Care — 0.1%
110,600	Adolor Corp., CPR, expire 07/01/19†	57,512
187,969	Ambit Biosciences Corp., CVR†	112,781
135,000	American Medical Alert Corp.†	1,350
54,000	Chelsea Therapeutics International Ltd., CVR†	5,940
5,000	Community Health Systems Inc., CVR†	30
50,000	Durata Therapeutics Inc., CVR, expire 12/31/20†	0
795,000	Dyax Corp., CVR, expire 12/31/19†	882,450
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	60
139,479	Prosensa Holding, CVR†	138,084
400,000	Sanofi, CVR, expire 12/31/20†	45,600
739,500	Synergetics USA Inc., CVR†	73,950
825,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†	437,250
69,000	Trius Therapeutics, CVR†	8,970

		1,763,977

	Retail — 0.1%
950,000	Safeway Casa Ley, CVR, expire 01/30/19†	427,500
950,000	Safeway PDC, CVR, expire 01/30/17†	46,360

		473,860

	Wireless Communications — 0.1%
700,000	Leap Wireless International Inc., CVR, expire 03/14/17†	1,764,000

	TOTAL RIGHTS	4,001,837

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
32,000	Kinder Morgan Inc., expire 05/25/17†	1,168

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	WARRANTS (Continued)
	Metals and Mining — 0.0%
2,550	HudBay Minerals Inc., expire 07/20/18†	$589

	TOTAL WARRANTS	1,757

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Building and Construction — 0.0%
$ 500,000	Layne Christensen Co., 4.250%,11/15/18	364,688

	CORPORATE BONDS — 0.0%
	Energy and Utilities — 0.0%
800,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/16†	28,000

	U.S. GOVERNMENT OBLIGATIONS — 57.1%
845,921,000	U.S. Treasury Bills, 0.070% to 0.552%††, 04/07/16 to 09/29/16(a)	845,303,069

	TOTAL INVESTMENTS — 100.0% (Cost $1,464,982,998)	$1,480,121,098

	Aggregate tax cost	$1,469,091,708

	Gross unrealized appreciation	$33,677,201
	Gross unrealized depreciation	(22,647,811)

	Net unrealized appreciation/depreciation	$11,029,390

Shares		Market Value
	SECURITIES SOLD SHORT — (6.8)%
	Broadcasting — (0.1)%
23,731	Nexstar Broadcasting Group Inc., Cl. A	$1,050,571

	Building and Construction — (2.0)%
600,000	Lennar Corp., Cl. A	29,016,000

	Cable and Satellite — (0.1)%
9,970	Charter Communications Inc., Cl. A†	2,018,227

	Consumer Products — (0.6)%
208,604	Newell Rubbermaid Inc.	9,239,071

	Energy and Utilities — (3.9)%
780,440	Schlumberger Ltd.	57,557,450

Shares			Market Value
	Health Care — (0.1)%
11,115	Shire plc, ADR		$1,910,669

	TOTAL SECURITIES SOLD SHORT(b) (Proceeds received $92,797,913)		$100,791,988

	Aggregate proceeds		$(92,797,913)

	Gross unrealized appreciation		$ 150,184
	Gross unrealized depreciation		(8,144,259)

	Net unrealized appreciation/depreciation		$ (7,994,075)

Principal Amount		Settlement Date	Unrealized Appreciation/ Depreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS — 0.0%
25,000,000(c)	Deliver British Pounds in exchange for United States Dollars 35,988,275(d)	04/29/16	$78,658
23,000,000(e)	Deliver Canadian Dollar in exchange for British Pounds 17,596,744(d)	04/29/16	(113,251)
47,200,000(f)	Deliver Euro Currency in exchange for United States Dollars 53,349,122(d)	04/29/16	(406,584)

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		$(441,177)

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Notional Amount		Termination Date	Unrealized Appreciation/ Depreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS (g) — 0.0%
$1,009,418	Premier Foods plc	03/31/17	$(35,213)
(1,190,000 Shares)

25,490,014	SABMiller plc	10/14/16	476,562
(424,800 Shares)

26,860	XChanging plc	10/18/16	572
(10,000 Shares)

	TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS		$441,921

(a)

At March 31, 2016, $246,500,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short, equity contract for difference swap agreements, and forward foreign exchange contracts.

(b)	At March 31, 2016, these proceeds are being held at Pershing LLC.
(c)	Principal amount denoted in British Pounds.
(d)	At March 31, 2016, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(e)	Principal amount denoted in Canadian Dollars.
(f)	Principal amount denoted in Euros.
(g)	At March 31, 2016, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$1,786,458	$150,280	—	$1,936,738
Consumer Services	11,419,201	—	$285	11,419,486
Food and Beverage	29,670,527	69,526	—	29,740,053
Health Care	26,255,942	13,161,400	147,163	39,564,505
Telecommunications	10,884,001	411,481	—	11,295,482
Transportation	—	575,636	—	575,636
Wireless Communications	4,708,930	—	1	4,708,931
Other Industries (a)	530,986,916	—	—	530,986,916
Total Common Stocks	615,711,975	14,368,323	147,449	630,227,747
Preferred Stocks (a)	194,000	—	—	194,000
Rights (a)	45,630	—	3,956,207	4,001,837
Warrants (a)	1,757	—	—	1,757
Convertible Corporate Bonds (a)	—	364,688	—	364,688
Corporate Bonds (a)	—	28,000	—	28,000
U.S. Government Obligations	—	845,303,069	—	845,303,069
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$615,953,362	$860,064,080	$4,103,656	$1,480,121,098
LIABILITIES (Market Value):
Securities Sold Short (a)	$(100,791,988)	—	—	$(100,791,988)
TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(100,791,988)	—	—	$(100,791,988)
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
EQUITY CONTRACTS
Contract for Difference Swap Agreements	—	$477,134	—	$477,134
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	78,658	—	78,658
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACTS
Contract for Difference Swap Agreements	—	(35,213)	—	(35,213)
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	(519,835)	—	(519,835)
TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$744	—	$744

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at March 31, 2016 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/Equity Security Paid	Termination Date	Net Unrealized Appreciation/ (Depreciation)
		One month LIBOR plus 90 bps plus
	Market Value Appreciation on:	Market Value Depreciation on:

$1,009,418 (1,190,000 Shares)	Premier Foods plc	Premier Foods plc	3/31/17	$(35,213)
25,490,014 (425,800 Shares)	SABMiller plc	SABMiller plc	10/14/16	476,562
26,860 (10,000 Shares)	XChanging plc	XChanging plc	10/18/16	572
				$441,921

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at March 31, 2016 are reflected within the Schedule of Investments.

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The following table summarizes the net unrealized appreciation/(depreciation) of derivatives held at March 31, 2016 by primary risk exposure:

Asset Derivatives:	Net Unrealized Appreciation/ (Depreciation)
Equity Contract for Difference Swap Agreements	$ 477,134
Forward Foreign Exchange Contracts	78,658
Total	$ 555,792
Liability Derivatives:
Equity Contract for Difference Swap Agreements	$ (35,213)
Forward Foreign Exchange Contracts	(519,835)
Total	$(555,048)

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at March 31, 2016 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information

The Gabelli ABC Fund

Notes to Schedule of Investments (Unaudited) (Continued)

about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2016 the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI ABC FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ABC FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior Portfolio

Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance

Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q116QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/27/2016

* Print the name and title of each signing officer under his or her signature.